Accounts Receivable-Third Parties (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of accounts receivable

	June 30,	December 31,
	2021	2020

	(in US$’000)
Accounts receivable, gross	57,978	46,743
Allowance for credit losses	(25)	(95)
Accounts receivable, net	57,953	46,648

Schedule of movements on the allowance for credit losses

	2021	2020

	(in US$’000)
As at January 1	95	16
Increase in allowance for credit losses	21	8
Decrease in allowance due to subsequent collection	(92)	(16)
Exchange difference	1	—
As at June 30	25	8

Schedule of aging analysis based on the relevant invoice dates

	June 30,	December 31,
	2021	2020

	(in US$’000)
Not later than 3 months	53,601	42,434
Between 3 months to 6 months	3,191	3,118
Between 6 months to 1 year	6	23
Later than 1 year	1,180	1,168
Accounts receivable, gross	57,978	46,743